SCHEDULE OF EFFECTIVE TAX RATE OF COMPANY’S PROVISION (BENEFIT) (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Statutory rate		21.00%	21.00%
State tax			1.44%
SPAC exploration expenses
SAFE Note Expenses			(0.84%)
Change in Valuation Allowance		(11.98%)	(25.77%)
Start Up costs			8.06%
Other		0.16%	(1.20%)
Earn Out shares Value Adjustment		0.71%	3.60%
Warrant liability Value Adjustment		1.88%
Success based fees			2.78%
Stock base compensation		(11.81%)	(2.37%)
Sale of investments		0.19%
Legal fees associated with stock issuance		(0.15%)	(6.70%)
Total
Statutory rate		$ (3,301,963)	$ (4,988,311)
State tax			(343,105)
SPAC exploration expenses
SAFE note expenses			200,550
Change in valuation allowance		1,884,111	6,122,057
Start up costs			(1,914,151)
Other		(25,490)	285,233
Earn out shares value adjustment		(110,880)	(856,002)
Warrant liability value adjustment		(295,932)
Success based fees			(661,500)
Stock based compensation		1,856,609	563,884
Sale of investments		(29,600)
Legal fees associated with stock issuance		23,145	1,591,345
Total tax expense